Discontinued Operation of Elite English - Carrying Amounts of Major Classes of Assets and Liabilities Disposed (Detail) - Elite English [Member] $ in Thousands	Jul. 31, 2012 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 4,780
Accounts receivable	2,045
Inventory	314
Total current assets	7,139
Property, plant and equipment	2,488
Total assets	9,627
Deferred revenue	9,007
Accrued expense and other current liabilities	620
Total liabilities	$ 9,627